GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of changes in goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, December 31, 2020	$ 66,314	$ 66,180	$ 76,981
Foreign currency translation adjustments	(87)	134	93
Balance, September 30, 2021	66,227	66,314	66,180
Gross goodwill	73,812	73,899	73,765
Accumulated impairment losses	7,585	7,585	7,585
Products
Goodwill [Roll Forward]
Balance, December 31, 2020	63,698	63,564	66,780
Foreign currency translation adjustments	(87)	134	93
Balance, September 30, 2021	63,611	63,698	63,564
Distribution
Goodwill [Roll Forward]
Balance, December 31, 2020	2,616	2,616	10,201
Balance, September 30, 2021	$ 2,616	$ 2,616	$ 2,616